SCHEDULE OF LEVEL 3 FINANCIAL LIABILITIES (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023
Fair Value Disclosures [Abstract]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability Value, Beginning Balance		$ 1,802		$ 1,830		$ 1,054
Proceeds from issuance of SAFEs		435		1,000		995
Change in fair value of convertible securities		952		443		(219)
Conversion of SAFEs to Ordinary Shares		(3,189)	[1]	(2,107)	[2]
Conversion of short term debt from shareholders to 2024 SAFEs	[2]			636
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability Value, Ending Balance				$ 1,802		$ 1,830

[1]	This amount is measured based on the fair value of the Class Ordinary Shares issued upon the conversion of the 2024 SAFEs (see Note 4d). The fair value of such shares was based on Class Ordinary Shares market price in the Company’s IPO.
[2]	This amount is measured based on the fair value of the Class A-3A Ordinary Shares and Class A-3B Ordinary Shares issued upon the conversion of the 2022 SAFEs and 2023 SAFEs, respectively (see Notes 4b and 4c). The fair value of such shares is based on a probability-weighted expected return model. The calculation incorporated significant unobservable inputs, including inputs and assumptions on the likelihood of consummation of an IPO.